Fees Summary	Aug. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 218,260,000	[1]
Total Fee Amount	32,215.18	[2]
Total Offset Amount	0
Net Fee	$ 32,215.18	[2]

[1]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and low prices reported for a Common Share on the New York Stock Exchange on July 26, 2024.
[2]	Rounded up to the nearest penny.